Commitments and Contingencies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Rent expense under operating lease agreements	$ 29,600,000	$ 23,200,000	$ 25,600,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	$ 7,801,000	13,786,000
Royalty expense related to agreements	35,900,000	43,200,000	$ 48,800,000
Total contingent obligation	27,600,000.0
Contingent cash payments to be made in 2017	15,500,000.0
Additional contingent cash payments to be made in 2019	5,100,000.0
Additional contingent cash payments to be made anytime after first 12 months	7,000,000.0
Commitment under employment contract agreements	$ 15,200,000
Standard product warranty term	1 year
Amounts held in escrow in connection with acquisitions	$ 0	$ 2,500,000
Accrued liabilities
Loss Contingencies [Line Items]
Future license payments	14,800,000
Fair value of contingent consideration	3,000,000
Other noncurrent liabilities
Loss Contingencies [Line Items]
Future license payments	40,300,000
Fair value of contingent consideration	$ 5,800,000